Share-Based Compensation - Summary of Stock Options Activity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of options, options outstanding | shares	6,565,494	6,565,494	4,119,598	4,119,598	3,061,880	3,061,880
Number of options, granted | shares	16,400,000	16,400,000	3,301,140	3,301,140	2,526,338	2,526,338
Option exercised, shares | shares	34,112	34,112	828,200	828,200	1,468,620	1,468,620
Number of options, forfeited | shares	464,009	464,009	27,044	27,044
Number of options, options outstanding | shares	22,467,373	22,467,373	6,565,494	6,565,494	4,119,598	4,119,598	3,061,880
Number of options, options vested and expected to vest | shares		22,467,373
Number of options, option exercisable | shares		13,896,097
Weighted average exercise price, options outstanding		$ 10.33		$ 0.32		$ 0.27
Weighted average exercise price, granted		48.78		20.46		0.49
Weighted average exercise price, exercised		0.35		0.36		0.50
Weighted average exercise price, forfeited		33.39		26.20
Weighted average exercise price, options outstanding		37.77		10.33		0.32	$ 0.27
Weighted average exercise price, options vested and expected to vest		37.77
Weighted average exercise price, option exercisable		40.35
Weighted average grant date fair value, options outstanding		17.99		13.96		10.00
Weighted average grant date fair value, granted		24.20		27.53		25.38
Weighted average grant date fair value, exercised		24.45		35.79		25.35
Weighted average grant date fair value, forfeited		22.50		25.01
Weighted average grant date fair value, options outstanding		22.51		$ 17.99		$ 13.96	$ 10.00
Weighted average grant date fair value, options vested and expected to vest		22.51
Weighted average grant date fair value, option exercisable		$ 22.58
Weighted average remaining contractual term (years), options outstanding	5 years 9 months 10 days	5 years 9 months 10 days	5 years 6 months 25 days	5 years 6 months 25 days	5 years 11 months 1 day	5 years 11 months 1 day	5 years 8 months 8 days
Weighted average remaining contractual term (years), granted	6 years 3 months	6 years 3 months	6 years 7 months 9 days	6 years 7 months 9 days	6 years 7 months 13 days	6 years 7 months 13 days
Weighted average remaining contractual term (years), exercised	4 years 5 months 4 days	4 years 5 months 4 days	6 years 5 months 15 days	6 years 5 months 15 days	6 years 7 months 13 days	6 years 7 months 13 days
Weighted average remaining contractual term (years), forfeited	5 years 7 months 20 days	5 years 7 months 20 days	6 years 6 months 25 days	6 years 6 months 25 days
Weighted average remaining contractual term (years), options vested and expected to vest	5 years 9 months 10 days	5 years 9 months 10 days
Weighted average remaining contractual term (years), option exercisable	5 years 10 months 9 days	5 years 10 months 9 days
Aggregate intrinsic value, options outstanding | $		$ 249,333		$ 114,959
Aggregate intrinsic value, exercised | ¥	¥ 681		¥ 39,716		¥ 40,718
Aggregate intrinsic value, options outstanding | $		84,969		$ 249,333		$ 114,959
Aggregate intrinsic value, options vested and expected to vest | $		84,969
Aggregate intrinsic value, option exercisable | $		$ 48,409